Income Tax - Schedule of Major Components of Income Tax (Expense) (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current income tax charge	₽ (3,397)	₽ (555)	₽ (361)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	(3,154)	766	(15)
Relating to origination and reversal of temporary differences	3,401	(5,104)	(7,946)
Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income (loss)	₽ (3,150)	₽ (4,893)	₽ (8,322)